Accrued Liabilities and Other Payables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Continuing Operations [Member]
Accrued Liabilities and Other Payables [Line Items]
Accrued liabilities and other payables	$ 336,664	$ 137,700
Discontinued Operations [Member]
Accrued Liabilities and Other Payables [Line Items]
Accrued expenses and other payables		$ 833,911